Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2025 and 2024 consisted of the following:

	2025	2024
Office equipment	$147,259	$147,259
Furniture and fixtures	57,691	57,691
Laboratory equipment	323,524	323,524
Vehicles	40,555	40,555
Leasehold improvements	12,221	12,221
Total property and equipment	581,250	581,250
Less accumulated depreciation	(524,573)	(464,581)
	$56,677	$116,669

In the year ended December 31, 2024, the Company recorded an impairment charge of $16,356 for certain lab equipment.

Depreciation expense was $59,992 and $111,178 for the years ended December 31, 2025 and 2024, respectively